Income taxes - Income tax expense (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income taxes - Text Details (Detail) [Line Items]
Income before taxes continuing operations	[1]	€ 1,505	€ 1,381	€ 1,023
Current tax expense (income) and adjustments for current tax of prior periods		(314)	(272)	(145)
Deferred tax expense (income) recognised in profit or loss		121	(77)	(58)
Tax expense (income), continuing operations		193	349	203
Foreign countries [member]
Income taxes - Text Details (Detail) [Line Items]
Income before taxes continuing operations		869	451	886
Current tax expense (income) and adjustments for current tax of prior periods		(289)	(258)	(155)
Deferred tax expense (income) recognised in profit or loss		105	73	37
Tax expense (income), continuing operations		184	184	118
Netherlands [Member]
Income taxes - Text Details (Detail) [Line Items]
Income before taxes continuing operations		636	929	137
Current tax expense (income) and adjustments for current tax of prior periods		(25)	(15)	10
Deferred tax expense (income) recognised in profit or loss		16	(150)	(95)
Tax expense (income), continuing operations		€ 9	€ 165	€ 85

[1]	Income before tax excludes the result of investments in associates.